Fair Value Accounting (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments measured at fair value on a recurring basis.

As of December 31, 2025:

($ in thousands) Description	Level 1	Level 2	Level 3	Total
Mutual funds	$101,808	$—	$—	$101,808
Common stock	2,653	—	—	2,653
Total	104,461	—	—	104,461

Investments measured at net asset value*				$323,195
Total investments at fair value				$427,656
As of December 31, 2024:

($ in thousands) Description	Level 1	Level 2	Level 3	Total
Mutual funds	$74,253	$—	$—	$74,253
Common stock	2,138	—	—	2,138
Total	76,391	—	—	76,391

Investments measured at net asset value*				$243,492
Total investments at fair value				$319,883
*Investments measured at net asset value (“NAV”) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation to total investments at fair value.